UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21652

Fiduciary/Claymore MLP Opportunity Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive

Lisle, IL 60532

(Address of principal executive offices) (Zip code)

Nicholas Dalmaso, Chief Legal and Executive Officer

Fiduciary/Claymore MLP Opportunity Fund

2455 Corporate West Drive

Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: November 30

Date of reporting period: June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record.

Claymore/Fiduciary MLP Opportunity Fund

Shares Voted

For Meetings Held

July 1, 2006 - June 30, 2007

Company	Ticker	Cusip	Meeting Date	Agenda Item Number	Agenda Item	Proposed By	Vote Cast	Vote with Mgmt	Shares Voted
Copano Energy	CPNO	217202100	5/24/2007	1	Elect Directors	Mgmt	For	Y	426,800 common; 839,204 restricted
Copano Energy	CPNO	217202100	5/24/2007	2	Ratify Auditors	Mgmt	For	Y	426,800 common; 839,204 restricted
Energy Transfer Partners	ETP	29273R109	5/1/2007	1	Stock Conversion	Mgmt	For	Y	139,100 common; 1,481,480 restricted
Energy Transfer Partners	ETP	29273R109	8/15/2006	1	Security Conversion	Mgmt	For	Y	139,100
Magellan Midstream Partners	MMP	559080106	4/25/2007	1	Elect Directors	Mgmt	For	Y	1,661,086
Magellan Midstream Partners	MMP	559080106	4/25/2007	2	Amend Stock Compen Plan	Mgmt	For	Y	1,661,086
Pacific Energy Partners	PPX	69422r105	11/9/2006	1	Approve Merger Agrmt	Mgmt	For	Y	145,900
Plains All Amer. Pipeline	PAA	726503105	11/9/2006	1	Approve Merger Agrmt	Mgmt	For	Y	534,658
Plains All Amer. Pipeline	PAA	726503105	11/9/2006	2	Approve Issuance of Warrants	Mgmt	For	Y	534,658
U S Shipping Partners	USS	903417103	2/2/2007	1	Change Terms of Company’s Class B	Mgmt	For	Y	217,720 common; 88,523 restricted
U S Shipping Partners	USS	903417103	2/2/2007	2	Issue Additional Common Units Upon Conversion	Mgmt	For	Y	217,720 common; 88,523 restricted
Valero GP Holdings	VEH	91914G108	4/26/2007	1	Elect Directors	Mgmt	For	Y	266,600
Valero GP Holdings	VEH	91914G108	4/26/2007	2	Ratify Auditors	Mgmt	For	Y	266,600
Williams Partners LP	WPZ	96950F104	5/21/2007	1	Stock Conversion	Mgmt	For	Y	426,400

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fiduciary/Claymore MLP Opportunity Fund

By:	/s/ Nicholas Dalmaso
Name:	Nicholas Dalmaso
Title:	Chief Legal and Executive Officer
Date:	August 13, 2007